Consolidated Statements of Earnings (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 1,838,723,000	$ 1,519,883,000	$ 1,475,638,000
Freight and delivery revenues	198,944,000	193,862,000	177,168,000
Total revenues	2,037,667,000	1,713,745,000	1,652,806,000
Cost of sales	1,512,807,000	1,217,911,000	1,153,987,000
Freight and delivery costs	198,944,000	193,862,000	177,168,000
Total cost of revenues	1,711,751,000	1,411,773,000	1,331,155,000
Gross Profit	325,916,000	301,972,000	321,651,000
Selling, general and administrative expenses	138,398,000	124,138,000	130,422,000
Business development costs	35,140,000	18,575,000	1,220,000
Other operating (income) and expenses, net	(2,575,000)	(1,720,000)	(8,298,000)
Earnings from Operations	154,953,000	160,979,000	198,307,000
Interest expense	53,339,000	58,586,000	68,440,000
Other nonoperating (income) and expenses, net	(1,299,000)	1,834,000	198,000
Earnings from continuing operations before taxes on income	102,913,000	100,559,000	129,669,000
Taxes on income	16,950,000	20,987,000	30,913,000
Earnings from Continuing Operations	85,963,000	79,572,000	98,756,000
(Loss) gain on discontinued operations, net of related tax (benefit) expense of $(320), $2,207 and $(1,570), respectively	(436,000)	4,001,000	(92,000)
Consolidated net earnings	85,527,000	83,573,000	98,664,000
Less: Net earnings attributable to noncontrolling interests	1,053,000	1,194,000	1,652,000
Net Earnings Attributable to Martin Marietta Materials, Inc.	84,474,000	82,379,000	97,012,000
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	84,910,000	78,378,000	97,104,000
Discontinued operations	(436,000)	4,001,000	(92,000)
Net Earnings Attributable to Martin Marietta Materials, Inc.	84,474,000	82,379,000	97,012,000
Per Common Share (See Note A)
Basic from continuing operations attributable to common shareholders	$ 1.84	$ 1.70	$ 2.11
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Basic, Total	$ 1.83	$ 1.79	$ 2.11
Diluted from continuing operations attributable to common shareholders	$ 1.84	$ 1.69	$ 2.10
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Diluted, Total	$ 1.83	$ 1.78	$ 2.10
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	84,910,000	78,378,000	97,104,000
Discontinued operations	(436,000)	4,001,000	(92,000)
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 84,474,000	$ 82,379,000	$ 97,012,000
Per Common Share (See Note A)
Basic from continuing operations attributable to common shareholders	$ 1.84	$ 1.70	$ 2.11
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Basic, Total	$ 1.83	$ 1.79	$ 2.11
Diluted from continuing operations attributable to common shareholders	$ 1.84	$ 1.69	$ 2.10
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Diluted, Total	$ 1.83	$ 1.78	$ 2.10
Weighted-Average Common Shares Outstanding
Basic	45,828	45,652	45,485
Diluted	45,970	45,793	45,659